Stock based compensation (Details 5)	12 Months Ended
Dec. 31, 2014 € / shares shares
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding, Number of shares | shares	284,750
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	7 years 11 months 23 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 3.02
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 11.09
Stock Options Exercisable, Number of shares | shares	84,500
Stock Options Exercisable, Weighted average exercise price in euros	€ 3.06
Stock Options Exercisable, Weighted average intrinsic value in euros	11.05
Stock Option One [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices in euros	0
Stock Option One [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices in euros	€ 3.28
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding, Number of shares | shares	1,069,250
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	7 years 8 months 19 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 4.96
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 9.15
Stock Options Exercisable, Number of shares | shares	707,750
Stock Options Exercisable, Weighted average exercise price in euros	€ 4.89
Stock Options Exercisable, Weighted average intrinsic value in euros	9.22
Stock Option Two [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices in euros	4.03
Stock Option Two [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices in euros	€ 5.44
Stock Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding, Number of shares | shares	62,000
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	2 months 8 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 11.42
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 2.69
Stock Options Exercisable, Number of shares | shares	62,000
Stock Options Exercisable, Weighted average exercise price in euros	€ 11.42
Stock Options Exercisable, Weighted average intrinsic value in euros	2.69
Stock Option Three [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices in euros	6.40
Stock Option Three [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices in euros	€ 12.02
Stock Option Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding, Number of shares | shares	970,990
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	7 years 1 month 2 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 13.49
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 0.88
Stock Options Exercisable, Number of shares | shares	301,490
Stock Options Exercisable, Weighted average exercise price in euros	€ 14.25
Stock Options Exercisable, Weighted average intrinsic value in euros	1.19
Stock Option Four [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices in euros	12.86
Stock Option Four [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices in euros	€ 16.56
Stock Option Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding, Number of shares | shares	111,250
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	1 year 7 months 2 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 22.98
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 0
Stock Options Exercisable, Number of shares | shares	111,250
Stock Options Exercisable, Weighted average exercise price in euros	€ 22.98
Stock Options Exercisable, Weighted average intrinsic value in euros	0
Stock Option Five [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices in euros	19.2
Stock Option Five [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices in euros	€ 25.39
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding, Number of shares | shares	2,498,240
Stock Options Outstanding, Weighted average remaining contractual life (in Years)	7 years 18 days
Stock Options Outstanding, Weighted average exercise price in euros	€ 9.02
Stock Options Outstanding, Weighted average intrinsic value in euros	€ 8.34
Stock Options Exercisable, Number of shares | shares	1,266,990
Stock Options Exercisable, Weighted average exercise price in euros	€ 8.90
Stock Options Exercisable, Weighted average intrinsic value in euros	€ 7.57